Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
May 31, 2025
CFL-NPRT1-0725
1.802197.121
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
California - 97.3%
Education - 11.2%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,387,751
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,002,080
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,531,325
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,490,555
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,293,959
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,842,958
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (b)	3,155,000	1,874,298
California Edl Facs Auth Rev (Santa Clara Univ, CA Proj.) 5.25% 9/1/2026 (Ambac Assurance Corp Insured)	5,410,000	5,517,413
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	431,951
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	465,971
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	511,457
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	794,088
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	870,510
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	634,470
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	686,289
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	938,417
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,307,035
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	305,000	306,142
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	715,000	729,000
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	515,522
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,193,000
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,023,240
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2036	1,250,000	1,269,067
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	374,673
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2039	1,750,000	1,763,027
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2036 (c)	1,000,000	1,002,848
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2027	1,000,000	1,040,220
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	1,000,000	1,034,856
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,601,154
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,026,041
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2033	1,000,000	1,023,249
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2035	1,000,000	1,017,508
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 5% 6/1/2043	3,750,000	3,677,662
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	206,984
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	232,052
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	231,247
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	230,356
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	229,750
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	254,489
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	492,082
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	348,607
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	244,476
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	406,472
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	148,878
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	960,000	803,021
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	913,760
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,211,115
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,136,913
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,197,183
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,879,383
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,183,738
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,546,885
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,581,630
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	3,968,460
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,742,776
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	5,000,000	4,847,596
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,108,540
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,109,197
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,139,913
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,688,552
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,392,237
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (c)	1,135,000	1,148,951
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (c)	375,000	380,649
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (c)	475,000	466,869
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (c)	8,225,000	7,485,575
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,259,008
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,754,915
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,250,827
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,000,408
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	530,847
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	253,721
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	433,768
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	597,851
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,371,372
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,862,741
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,207,333
University CA Revs 3% 5/15/2051	22,435,000	15,984,410
University CA Revs 5% 5/15/2038	7,550,000	8,283,892
University CA Revs Series 2017M, 3% 5/15/2037	800,000	715,936
University CA Revs Series 2024 BW, 5% 5/15/2031	4,000,000	4,430,106
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,633,723
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,208,924
University CA Revs Series 2025 BZ, 5% 5/15/2032	15,000,000	16,780,149
		197,696,003
Electric Utilities - 4.2%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,489,561
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,110,326
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,044,977
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,067,785
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,011,710
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,100,591
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	825,233
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,008,492
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,054,660
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,160,468
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,038,588
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,268,634
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,775,307
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	854,210
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,328,858
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	6,310,000	6,664,771
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,319,791
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	698,977
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,094,376
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,085,181
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,077,783
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,066,479
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,059,198
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,964
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,307,912
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,038,332
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,807,305
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,362,165
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,091,113
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,561,821
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	194,525
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,467,531
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,555,815
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,505,618
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,566,827
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	851,358
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,308,515
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	425,504
		74,296,261
Escrowed/Pre-Refunded - 0.1%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	495,000	520,411
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	500,000	529,094
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (e)	265,000	287,840
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (b)	125,000	101,621
Port Oakland Calif Rev 5% 11/1/2025 (Escrowed to Maturity) (e)	65,000	65,503
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (e)	70,000	72,036
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (e)	105,000	110,233
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (e)	75,000	78,738
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (e)	20,000	21,188
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	48,436
		1,835,100
General Obligations - 38.7%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,810,000	2,265,980
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	3,900,000	3,020,085
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (b)	5,000,000	2,900,459
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2034 (f)	1,175,000	1,268,941
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2037 (f)	1,360,000	1,454,473
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2040 (f)	1,575,000	1,638,205
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2043 (f)	2,000,000	2,028,589
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 0% 8/1/2044 (f)	1,675,000	1,692,878
Brisbane Calif Sch Dist 3% 8/1/2042	1,005,000	791,688
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	586,793
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	788,979
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	794,602
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	957,136
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,080,363
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,788,334
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	3,400,000	3,495,355
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	7,090,000	7,443,409
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	14,925,000	15,802,853
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	3,840,000	4,028,033
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	3,825,000	4,065,655
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	6,405,000	6,669,993
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	4,480,000	4,606,157
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (d)	6,580,000	6,711,620
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,842,417
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,390,975
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	5,952,103
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2037	3,000,000	3,052,076
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	3,890,715
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,654,111
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,814,482
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,510,296
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051	3,500,000	2,497,499
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	9,535,000	9,972,008
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (b)	895,000	617,830
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	493,159
City of Fresno Unified School 5% 8/1/2034	100,000	108,794
City of Fresno Unified School 5% 8/1/2035	175,000	189,474
City of Fresno Unified School 5% 8/1/2036	235,000	253,155
City of Fresno Unified School 5% 8/1/2037	150,000	160,690
City of Fresno Unified School 5% 8/1/2038	300,000	319,285
City of Fresno Unified School 5% 8/1/2039	350,000	370,806
City of Fresno Unified School 5% 8/1/2040	400,000	422,118
City of Fresno Unified School 5% 8/1/2041	435,000	456,872
City of Fresno Unified School 5% 8/1/2042	500,000	522,740
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	1,828,792
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	3,775,503
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	474,667
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (b)	2,935,000	2,095,267
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Municipal Corp Insured)	1,000,000	756,464
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (b)	5,655,000	4,275,645
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (b)	3,500,000	2,534,856
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	5,500,000	3,550,802
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,102,249
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (b)	2,315,000	1,493,664
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (b)	2,845,000	1,866,028
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	3,922,344
Hayward Unified School District 5.25% 8/1/2050 (Assured Guaranty Municipal Corp Insured)	11,200,000	11,666,608
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	1,260,000	891,977
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049	3,000,000	2,187,366
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	695,000	535,928
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	715,000	527,748
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Municipal Corp Insured) (b)	675,000	475,846
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046	2,235,000	1,669,523
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	269,442
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Municipal Corp Insured) (b)	8,285,000	6,764,842
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	8,830,000	6,649,256
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	411,417
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	170,652
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	5,608,014
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (b)	1,000,000	777,111
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,219,411
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,443,021
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,719,242
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	873,510
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	5,965,000	6,775,373
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,531,590
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,147,127
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041	1,050,000	840,129
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	977,253
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (b)	1,000,000	841,280
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	727,717
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	2,625,000	1,962,549
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2030	1,640,000	1,670,437
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	508,890
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	508,504
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,828,416
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,365,656
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,921,780
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,024,943
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,188,752
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	251,694
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured) (f)	745,000	813,516
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured) (f)	650,000	703,191
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured) (f)	755,000	824,173
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured) (f)	1,350,000	1,458,475
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured) (f)	1,250,000	1,338,631
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured) (f)	1,120,000	1,193,114
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured) (f)	1,300,000	1,380,016
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured) (f)	700,000	764,378
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured) (f)	775,000	838,420
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured) (f)	775,000	846,005
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured) (f)	1,000,000	1,080,352
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured) (f)	1,200,000	1,285,086
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,130,560
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,123,102
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured) (f)	5,000,000	5,243,003
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,643,645
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,491,811
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	8,727,991
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,464,884
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	5,000,000	3,883,086
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	5,755,000	4,347,762
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,169,248
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,027,328
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (b)	4,875,000	3,967,087
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,317,524
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,098,096
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,792,638
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,081,012
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,070,442
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,062,204
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,078,976
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,151,261
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,040,953
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,036,368
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,360,000	1,966,986
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	2,725,000	2,197,816
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	3,000,000	2,388,522
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,455,234
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	4,870,000	4,590,278
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037	1,510,000	1,249,325
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (b)	1,000,000	501,555
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (b)	1,000,000	471,306
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (b)	1,000,000	442,173
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (b)	1,000,000	419,840
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (b)	1,100,000	437,135
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (b)	1,150,000	430,866
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (b)	1,000,000	352,706
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (b)	1,000,000	332,904
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (b)	1,025,000	324,351
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,000,000	1,504,785
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (b)	400,000	256,394
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	8,510,000	5,527,661
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Municipal Corp Insured)	10,000,000	6,348,375
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	2,966,990
Poway CA Unified Sch Dist 0% 8/1/2032 (b)	13,070,000	10,252,270
Poway CA Unified Sch Dist 0% 8/1/2033 (b)	7,215,000	5,425,461
Poway CA Unified Sch Dist 0% 8/1/2035 (b)	10,120,000	6,914,156
Poway CA Unified Sch Dist 0% 8/1/2037 (b)	6,325,000	3,876,230
Poway CA Unified Sch Dist 0% 8/1/2038 (b)	3,200,000	1,842,057
Poway CA Unified Sch Dist 0% 8/1/2041 (b)	12,740,000	6,174,559
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	10,150,000	3,561,781
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,097,036
Sacramento CA City Uni Sch Dis 5% 8/1/2041	1,870,000	1,948,631
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047	2,500,000	2,628,785
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,698,428
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	449,650
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	530,573
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	554,333
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,539,169
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,088,077
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	486,723
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,369,182
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	681,178
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	9,200,000	6,960,851
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) 5% 10/15/2031	650,000	654,090
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,124,550
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	965,742
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,259,505
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	708,682
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	942,994
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,133,338
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	1,680,000	1,424,068
San Diego CA Uni Sch Dist 0% 7/1/2037 (b)	1,300,000	813,962
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	8,700,000	6,539,507
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (b)	4,770,000	1,919,598
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (b)	1,195,000	896,071
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	806,800
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049	1,900,000	2,000,381
San Jacinto CA Uni Sch Dist 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	3,150,000	3,159,071
San Jacinto CA Uni Sch Dist Series 2014, 5% 8/1/2031 (Assured Guaranty Municipal Corp Insured)	650,000	651,825
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (d)	6,315,000	6,841,076
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,459,052
San Marcos Unified School District 0% 8/1/2035 (b)	3,675,000	2,506,706
San Marcos Unified School District 0% 8/1/2037 (b)	2,675,000	1,644,590
San Marcos Unified School District 0% 8/1/2047 (b)	11,505,000	4,043,713
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,031,812
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	803,587
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,173,010
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	7,510,000	5,623,163
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,785,000	2,039,297
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,459,860
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,060,774
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,244,988
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,047,314
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	880,482
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	245,939
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,631,186
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,225,000	2,738,314
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,465,618
Santa Monica Calif Pub Fing Auth Lease Rev (Santa Monica Calif Proj.) Series 2017, 4% 7/1/2039	790,000	777,916
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	434,319
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	472,438
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2038	450,000	445,265
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2039	550,000	541,587
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	260,966
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	364,621
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	264,818
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	259,144
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	325,852
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	412,843
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,313,237
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (b)	4,140,000	2,401,580
Shasta Calif Un High Sch Dist 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	3,340,000	3,034,683
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	7,000,000	7,256,080
State of California 5% 9/1/2034	8,390,000	9,512,845
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	880,275
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,403,814
State of California Gen. Oblig. 3% 10/1/2035	1,185,000	1,105,899
State of California Gen. Oblig. 4% 11/1/2039	4,955,000	4,876,476
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,012
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	7,886,414
State of California Gen. Oblig. 5% 3/1/2037	10,935,000	12,180,919
State of California Gen. Oblig. 5% 3/1/2038	10,000,000	11,041,158
State of California Gen. Oblig. 5% 4/1/2030	4,695,000	5,139,196
State of California Gen. Oblig. 5% 4/1/2032	29,565,000	33,111,384
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,626,065
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,170,836
State of California Gen. Oblig. 5% 9/1/2034	17,085,000	19,371,508
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,157
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,015
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,008
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,010
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,046
State of California Gen. Oblig. 5.625% 5/1/2026	30,000	30,062
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,184
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,202,650
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,900,000	1,431,952
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031	1,000,000	1,110,482
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032	1,000,000	1,121,041
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033	1,000,000	1,130,222
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034	1,245,000	1,409,994
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,120,317
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,663,961
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,113,759
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,318,950
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,213,778
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,336,882
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,597,741
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,587,424
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,053,504
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,310,128
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	1,925,341
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	2,875,000	2,419,909
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,900,000	2,352,767
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	1,315,000	1,025,504
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	4,856,577
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Municipal Corp Insured)	2,400,000	2,262,594
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,722,663
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,750,074
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,000,000	793,707
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (b)	1,675,000	1,245,284
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,507,660
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	943,383
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	735,626
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	877,622
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,735,818
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,749,674
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	3,896,048
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,340,274
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (b)	1,000,000	625,152
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (b)	825,000	538,160
		681,815,059
Health Care - 9.7%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	15,265,000	16,851,014
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	2,000,000	1,997,783
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	11,932,577
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	5,009,028
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	500,000	396,609
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	10,560,000	11,622,649
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,456,517
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2027	500,000	527,206
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2030 (California Mortgage Insurance Guaranteed)	1,575,000	1,596,652
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,165,541
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,003,836
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	924,937
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,029,945
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	587,284
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,017,093
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,420,320
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,011,653
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,407,266
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,508,601
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,503,887
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,281,034
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,327,772
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	764,341
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	813,674
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,405,102
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	241,280
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	256,129
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	234,923
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	777,745
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,472,571
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,137,432
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2049	2,500,000	2,256,703
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,274,531
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	527,337
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	446,687
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	772,029
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	600,762
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	795,000	840,393
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	529,883
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	686,291
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	547,222
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,428,228
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,280,284
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,492,083
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	875,007
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,035,827
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,143,376
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	416,003
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	403,332
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	363,213
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	1,158,335	984,585
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (h)(i)	515,250	437,963
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2017, 5% (h)(i)	207,405	176,293
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,012,148
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,124,070
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,495,568
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,111,144
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,310,392
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,714,780
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,132,322
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	256,244
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	702,757
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	733,427
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	769,787
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	805,170
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	844,149
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	883,218
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	922,268
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	959,455
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	516,551
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	669,054
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	512,488
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,266,611
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	9,000,000	9,075,212
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2026	1,125,000	1,147,928
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	990,524
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	981,519
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,382,618
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,396,306
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,445,718
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,921,413
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,292,785
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,545,802
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,368,520
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,011,852
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,161,388
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,030,806
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	900,253
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	913,022
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	759,217
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	258,328
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	288,427
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	319,049
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	344,067
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,043,881
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,026,599
		170,547,270
Housing - 2.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	6,054,809	6,013,164
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,209,501	6,692,865
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,889,007	1,736,802
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,862,899	7,789,660
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,814,386	4,751,886
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,317,512	7,724,307
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	4,395,000	4,356,495
		39,065,179
Lease Revenue - 1.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	7,730,780
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,122,286
		18,853,066
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	6,993,776
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	17,750,000	16,096,625
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,243,921
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,227,629
		35,561,951
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(e)	7,000,000	6,936,540
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(e)	1,140,000	1,068,294
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	1,255,000	1,276,150
		9,280,984
Special Tax - 3.3%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,911,903
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,528,946
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,034,615
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,747,258
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,536,690
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,516,195
Hesperia Calif Cmnty Redev Agy Tax Allocation Series 2018 A, 3.375% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	1,475,000	1,370,847
Irvine Calif Impt Bd Act 1915 (Irvine Reassessment Dist 12-1 Proj.) 5% 9/2/2025	500,000	501,983
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	404,304
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	251,564
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	249,494
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	344,361
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	483,120
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	975,776
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,216,044
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,573,217
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	1,275,000	1,292,224
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,824,110
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2030	1,495,000	1,499,651
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	1,260,000	1,263,682
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,795,000	1,799,835
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2033	2,740,000	2,746,810
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2034	1,225,000	1,227,873
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2035	1,580,000	1,583,409
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2036	3,395,000	3,401,556
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	728,101
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,138,702
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,284,575
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,470,517
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,267,022
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,177,229
San Marcos CA Redevelopment & Successor Agency 5% 10/1/2029	675,000	678,846
		58,030,459
Synthetics - 0.6%
California Stwide Cmnty Mf Rev Participating VRDN 3.55% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (d)(e)(j)	7,100,000	7,100,000
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.12% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (d)(j)	3,000,000	3,000,000
		10,100,000
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	410,511
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	435,631
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	523,027
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	314,400
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	313,707
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	260,273
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	259,815
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (b)	50,000,000	5,363,645
		7,881,009
Transportation - 21.3%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Municipal Corp Insured) (b)	7,250,000	2,131,517
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (b)	20,000,000	4,722,382
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (d)	17,000,000	16,270,939
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	4,893,577
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,200,425
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,039,973
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (e)	4,750,000	4,995,314
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (e)	7,000,000	7,303,047
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (e)	3,200,000	3,314,818
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Municipal Corp Insured) (b)	9,000,000	6,902,151
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (e)	1,000,000	902,709
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (e)	1,000,000	911,686
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (e)	2,060,000	2,195,652
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (e)	2,160,000	2,277,855
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,043,463
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (e)	1,385,000	1,431,098
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (e)	2,500,000	2,566,214
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (e)	2,625,000	2,677,656
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (e)	2,760,000	2,795,948
Long Beach CA Hbr Rev Series A, 5% 5/15/2029 (e)	1,350,000	1,388,298
Long Beach CA Hbr Rev Series A, 5% 5/15/2030 (e)	1,300,000	1,331,613
Long Beach CA Hbr Rev Series A, 5% 5/15/2031 (e)	2,400,000	2,449,301
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (e)	1,760,000	1,795,900
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (e)	1,350,000	1,376,930
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (e)	1,650,000	1,682,512
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (e)	2,500,000	2,548,076
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (e)	3,000,000	3,053,240
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (e)	2,755,000	2,776,802
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (e)	8,840,000	9,486,878
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (e)	7,000,000	7,512,234
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (e)	4,735,000	4,965,423
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (e)	3,600,000	3,612,125
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (e)	3,750,000	3,744,587
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (e)	10,000,000	10,001,532
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (e)	7,350,000	7,611,669
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (e)	2,000,000	1,961,960
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (e)	4,950,000	4,837,672
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (e)	5,000,000	4,308,774
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (e)	2,480,000	2,603,501
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (e)	950,000	980,593
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (e)	13,685,000	13,615,644
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (e)	700,000	717,436
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Municipal Corp Insured)	4,315,000	4,401,460
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (e)	1,120,000	1,106,152
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Municipal Corp Insured) (e)	775,000	760,027
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Municipal Corp Insured) (e)	1,700,000	1,637,611
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (e)	800,000	757,373
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Municipal Corp Insured) (e)	555,000	520,963
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Municipal Corp Insured) (e)	685,000	633,328
Port Oakland Calif Rev 5% 11/1/2027 (e)	4,000,000	4,143,759
Port Oakland Calif Rev Series D, 5% 11/1/2028 (e)	4,820,000	4,974,100
Port Oakland Calif Rev Series D, 5% 11/1/2029 (e)	4,125,000	4,243,231
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	5,703,949
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2035	790,000	797,194
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (e)	2,110,000	2,172,752
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (e)	1,590,000	1,633,599
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (e)	4,000,000	4,087,809
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (e)	5,000,000	5,094,550
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (e)	7,500,000	7,618,047
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2034	1,000,000	1,043,678
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2029	1,660,000	1,722,882
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,071,161
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,791,629
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,423,785
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,544,721
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,036,992
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,046,780
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,061,277
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (e)	820,000	854,412
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (e)	5,050,000	4,935,011
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (e)	2,000,000	2,147,441
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (e)	515,000	515,520
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2026 (e)	690,000	700,450
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (e)	500,000	515,375
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2029 (e)	1,725,000	1,765,964
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2030 (e)	2,915,000	2,977,670
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (e)	1,250,000	1,275,584
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (e)	1,300,000	1,324,540
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (e)	1,330,000	1,352,607
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (e)	1,000,000	1,015,123
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (e)	1,500,000	1,516,276
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (e)	750,000	756,368
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2047 (e)	5,250,000	5,162,120
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (e)	6,005,000	5,905,731
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	335,739
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (e)	9,695,000	9,586,632
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (e)	23,000,000	22,703,020
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (e)	3,205,000	3,167,427
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (e)	1,000,000	988,888
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (e)	10,000,000	10,264,725
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (e)	5,595,000	5,715,668
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	12,645,000	12,460,504
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (e)	7,000,000	6,871,859
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (e)	735,000	749,361
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (e)	1,100,000	1,117,483
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (e)	850,000	861,776
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (e)	1,095,000	1,107,589
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (e)	1,250,000	1,260,532
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (e)	3,475,000	3,498,355
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (e)	2,250,000	2,259,937
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (e)	2,250,000	2,255,654
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (e)	10,235,000	10,077,514
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	206,648
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	258,039
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	242,057
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	257,121
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	513,442
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,056,372
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (e)	2,000,000	1,994,192
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (e)	750,000	768,817
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2028 (e)	1,270,000	1,318,125
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2029 (e)	1,000,000	1,048,982
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (e)	1,275,000	1,349,759
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (e)	1,600,000	1,702,880
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (e)	2,000,000	2,110,515
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (e)	1,500,000	1,575,786
		377,373,523
Water & Sewer - 2.0%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	273,179
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	277,720
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	961,240
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,105,491
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	317,782
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,473,544
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,579,250
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,562,685
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,069,923
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2029	2,190,000	2,313,130
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,773,001
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,122,488
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	689,240
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	272,464
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,192,169
Pomona Calif Wtsw Rev Series 2017BE, 4% 5/1/2037	4,335,000	4,312,873
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	409,335
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,201,765
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037	2,000,000	1,952,913
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035	1,000,000	1,043,839
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036	1,585,000	1,648,168
Tulare CA Swr Rev Series 2015, 5% 11/15/2026 (Assured Guaranty Municipal Corp Insured)	965,000	973,978
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,000,000	1,256,932
		35,783,109
TOTAL CALIFORNIA		1,718,118,973
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	4,980,183	3,369,624
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	595,000	610,615
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,901,684
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,536,705
		10,418,628
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,690,000	3,730,894
TOTAL PUERTO RICO		14,149,522
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028 (f)	1,000,000	1,050,569
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029 (f)	1,000,000	1,063,431
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034 (f)	315,000	343,748
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035 (f)	870,000	949,826
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040 (f)	755,000	785,824
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041 (f)	1,225,000	1,266,384
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042 (f)	435,000	445,373
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043 (f)	1,300,000	1,325,594
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044 (f)	1,250,000	1,268,866
		8,499,615
TOTAL VIRGIN ISLANDS		8,499,615
TOTAL MUNICIPAL SECURITIES (Cost $1,786,368,118)		1,740,768,110

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $41,737,144)	2.43	41,728,799	41,737,144

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,828,105,262)	1,782,505,254
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(16,120,478)
NET ASSETS - 100.0%	1,766,384,776

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,215,786 or 0.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,123,999	182,540,813	145,927,668	226,260	-	-	41,737,144	41,728,799	1.0%
Total	5,123,999	182,540,813	145,927,668	226,260	-	-	41,737,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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